Restricted Net Assets (Tables)	12 Months Ended
Oct. 31, 2025
Restricted Net Assets [Abstract]
Schedule of Restricted Net Assets
	As of
	October 31, 2025	October 31, 2024
Additional paid in capital	2,561,211	1,161,211
Statutory reserve	217,264	131,962
Total	2,778,475	1,293,173